Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
	December 31
	2018	2019
	US$ thousands

Machinery and equipment	12,150	13,374
Office furniture and equipment	725	924
Leasehold improvements	2,375	2,528

Property, plant and equipment	15,250	16,826

Accumulated depreciation	(11,580)	(13,252)

Property, Plant and equipment, net	3,670	3,574